RESTRUCTURING (Tables)	12 Months Ended
Mar. 31, 2019
RESTRUCTURING
Summary of restructuring-related activities

The following table summarizes restructuring-related activities during the year ended March 31, 2018 and 2019 from continuing operations (in thousands):

	Thousands of Yen
	Termination Benefits		Lease Exist Costs		Office Fixed Asset Impairment		Other		Total
Accrual balance as of March 31, 2017	¥	－	¥	－	¥	－	¥	－	¥	－
Restructuring charge		144,015		272,724		341,578		23,055		781,372
Cash paid		(144,015)		(92,779)		－		(12,153)		(248,947)
Non-cash		－		－		(341,578)		－		(341,578)
Accrual balance as of March 31, 2018	¥	－		¥179,945	¥	－		¥10,902		¥190,847
Restructuring charge		－		－		－		－		0
Cash paid		－		(123,423)		－		－		(123,423)
Non-cash		－		(5,175)		－		773		(4,402)
Accrual balance as of March 31, 2019	¥	－		¥51,347	¥	－		¥11,675		¥63,022